PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		$ 16,920,912	$ 17,736,005
Accumulated depreciation		(8,509,251)	(8,246,138)
Net Book Value		8,411,661	9,489,867
Property, plant and equipment [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		12,283,144	12,281,838
Accumulated depreciation		(5,262,010)	(4,946,720)
Net Book Value		7,021,134	7,335,118
Property, plant and equipment [member] | Construction in progress [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value	[1]	388,810	473,797
Accumulated depreciation	[1]
Net Book Value	[1]	388,810	473,797
Property, plant and equipment [member] | Land [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		44,349	43,276
Accumulated depreciation
Net Book Value		44,349	43,276
Property, plant and equipment [member] | Buildings [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		124,507	121,972
Accumulated depreciation		(55,511)	(61,521)
Net Book Value		68,996	60,451
Property, plant and equipment [member] | Plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		11,135,425	11,024,722
Accumulated depreciation		(4,836,926)	(4,462,706)
Net Book Value		6,298,499	6,562,016
Property, plant and equipment [member] | Own aircraft [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value	[2],[3]	10,427,950	10,377,850
Accumulated depreciation	[2],[3]	(4,619,279)	(4,237,585)
Net Book Value	[2],[3]	5,808,671	6,140,265
Property, plant and equipment [member] | Other [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value	[4]	707,475	646,872
Accumulated depreciation	[4]	(217,647)	(225,121)
Net Book Value	[4]	489,828	421,751
Property, plant and equipment [member] | Machinery [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		27,090	25,764
Accumulated depreciation		(25,479)	(23,501)
Net Book Value		1,611	2,263
Property, plant and equipment [member] | Information technology equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		153,355	146,986
Accumulated depreciation		(136,746)	(130,150)
Net Book Value		16,609	16,836
Property, plant and equipment [member] | Fixed installations and accessories [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		155,351	147,402
Accumulated depreciation		(118,279)	(108,661)
Net Book Value		37,072	38,741
Property, plant and equipment [member] | Motor vehicles [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		51,504	49,186
Accumulated depreciation		(46,343)	(44,423)
Net Book Value		5,161	4,763
Property, plant and equipment [member] | Leasehold improvements [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		202,753	248,733
Accumulated depreciation		(42,726)	(115,758)
Net Book Value		160,027	132,975
Right of use [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		4,637,768	5,454,167
Accumulated depreciation		(3,247,241)	(3,299,418)
Net Book Value		1,390,527	2,154,749
Right of use [Member] | Aircraft [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value	[2]	4,391,690	5,211,153
Accumulated depreciation	[2]	(3,064,869)	(3,109,411)
Net Book Value	[2]	1,326,821	2,101,742
Right of use [Member] | Other assets [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		246,078	243,014
Accumulated depreciation		(182,372)	(190,007)
Net Book Value		$ 63,706	$ 53,007

[1]	As of December 31, 2022, includes advances paid to aircraft manufacturers for ThUS$ 357,979 (ThUS$ 368,625 as of December 31, 2021)
[2]	As of December 31, 2021, due to Chapter 11, 13 aircraft lease contract were rejected, of which 4 were recorded as Property, plant and equipment, (4 A350) and 9 were presented as right of use assets, (2 A320 and 7 A350).
[3]	During 2022, six A320 and twenty-eight A319 aircraft were reclassified to Non-current assets or groups of assets for disposal as held for sale.
[4]	Consider mainly rotables and tools.